Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net loss	$ (44,289,638)	$ (47,762,688)	$ (84,424,529)	$ (124,264,230)
Adjustments:
Depreciation of property, plant and equipment	652,196	2,135,961	2,723,751	3,961,317
Non-cash lease expense	385,800	563,428	710,984	320,669
Amortization of intangible assets	1,352,787	2,436,219	3,356,728	15,100,717
Impairment loss on goodwill	7,570,471		3,288,847	26,898,016
Share-based payment	2,832,438	6,251,713	7,816,845	9,885,138
Impairment loss on inventories	3,079,997	2,996,333	3,772,066	18,962,254
Expected credit losses	496,846	1,978,705	1,675,390	6,995,747
Non-employee compensation related to warrants		178,917	178,917	1,903,571
Net finance expense	2,656,865	1,170,069	2,136,855	961,036
Unrealized foreign exchange gain	(6,545,401)	10,568	(117,297)	(1,794,737)
Change in revaluation of marketable securities		107,564	107,203	(169,216)
Interest received	1,440	7,796	8,649	37,911
Interest paid	(215,019)	(961,463)	(970,900)	(689,574)
Revaluation of derivatives	(16,083,681)	(8,706,973)	(7,035,118)	(7,974,549)
Impairment loss on property, plant and equipment		2,404,459	14,765,582	10,747,692
Impairment loss on right-of-use assets	271,057			107,650
Impairment loss on intangibles	2,593,529		1,527,000
Payment of lease liabilities	(253,795)	(236,802)	(703,686)	(343,064)
Income taxes expense (recovery)	14,543	11,894		(3,477,711)
Net loss from sale of property, plant and equipment	(170,000)	(6,490)		(2,635)
Changes in operating assets and liabilities	6,543,514	(6,394,409)	(3,163,414)	(13,811,460)
Net cash used in operating activities	(20,669,892)	(43,820,603)	(54,346,127)	(56,645,458)
Cash flows from investing activities:
Maturity of previously restricted short-term investments				9,037
Acquisition of a subsidiary, net of cash acquired				(3,137,242)
Acquisition of property, plant and equipment	(601,743)	(1,034,982)	(1,938,870)	(6,618,016)
Acquisition of intangible assets		(434,168)	(432,714)	(389,784)
Proceeds from sale of property, plant and equipment				14,503
Sales of Acasti shares		44,509	44,360
Net cash provided by (used in) investing activities:	2,690,035	(1,424,641)	(2,327,224)	(10,121,502)
Cash flows from financing activities:
Repayment of loans and borrowings				(2,457,839)
Withholding taxes paid pursuant to the settlement of non-treasury RSUs	(574,153)	(978,699)	(1,411,515)	(717,135)
Issuance of shares and warrants costs	(1,330,211)		(636,847)	(6,174,452)
Proceeds from exercise of options and pre-funded warrants	65		650	7,478,960
Net cash provided by (used in) financing activities:	12,895,705	(978,699)	5,952,288	115,000,959
Foreign exchange loss on cash and cash equivalents	(238,166)	(454,341)	(389,485)	(185,672)
Net increase (decrease) in cash and cash equivalents	(5,322,318)	(46,678,284)	(51,110,548)	48,048,327
Cash and cash equivalents, beginning of period	8,726,341	59,836,889	59,836,889	11,788,562
Cash and cash equivalents as at December 31, 2022 and 2021	3,404,023	$ 13,158,605	8,726,341	59,836,889
Cash and cash equivalents is comprised of:
Cash and cash equivalents	3,404,023		8,726,341	59,836,889
At-The-Market Offering
Cash flows from financing activities:
Net proceeds from share issuance				13,736,868
Direct Offering
Cash flows from financing activities:
Proceeds from the issuance of shares and warrants	5,000,002		$ 8,000,000	12,833,713
Private Placement
Cash flows from financing activities:
Proceeds from the issuance of shares and warrants				35,300,844
Registered Direct Offering Priced At-the-market and Concurrent Private Placement
Cash flows from financing activities:
Proceeds from the issuance of shares and warrants	$ 6,000,002			$ 55,000,000